CLIFFWATER CORPORATE LENDING Fund

Class A Shares (CCLDX)

Class I Shares (CCLFX)

April 30, 2019

SUPPLEMENT TO PROSPECTUS

DATED MARCH 6, 2019

Effective April 30, 2019, the following amendments are made to the Prospectus:

1. The first paragraph beside the heading “Investment Objectives and Strategies” in the section entitled “FUND SUMMARY” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include insurance companies, business development companies, asset management firms (on behalf of their investors), and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; and (vi) investments in bank loans, including securities representing ownership or participation in a pool of such loans. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 10% of the Fund’s assets. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities. If they were rated, direct loans likely would be rated as below investment grade quality, often referred to as “junk” loans.

2. All references to the Expense Limitation and Reimbursement Agreement in the Prospectus refer to the Amended and Restated Expense Limitation and Reimbursement Agreement dated as of April 30, 2019.

3. The final sentence of the fifth paragraph beside the heading “Fees and Expenses” in the section entitled “FUND SUMMARY” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

In addition, the Expense Limitation and Reimbursement Agreement provides that for the six-month period beginning on May 1, 2019, the Investment Manager has contractually agreed to lower the Expense Limit so that Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 1.60% of the average daily net assets of Class A Shares and Class I Shares (the “Additional Expense Limit”). Because taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses are excluded from the Additional Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.35% (including the 0.75% distribution and servicing fee) for Class A Shares and 1.60% for Class I Shares for the six-month period that the Additional Expense Limit is effective. See “FUND EXPENSES.”

4. The following are added as the final sentences of footnote number 6 to the table included beneath the heading “FUND FEES AND EXPENSES” on page 13 of the Prospectus:

In addition, the Expense Limitation and Reimbursement Agreement provides that for the six-month period beginning on May 1, 2019, the Investment Manager has contractually agreed to lower the Expense Limit so that Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 1.60% of the average daily net assets of Class A Shares and Class I Shares (the “Additional Expense Limit”). The fee and expense reductions resulting from the Additional Expense Limit are not reflected in this table or the example set forth below. Because taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses are excluded from the Additional Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.35% (including the 0.75% distribution and servicing fee) for Class A Shares and 1.60% for Class I Shares for the six-month period that the Additional Expense Limit is effective.

5. The first paragraph beneath the heading “INVESTMENT STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS” in the section entitled “INVESTMENT OBJECTIVES AND STRATEGIES” on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include insurance companies, business development companies, asset management firms (on behalf of their investors), and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership in a pool of direct loans; and (iv) investing in companies and/or private investment funds (private funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield bonds, including securities representing ownership or participation in a pool of such bonds; and (vi) investments in bank loans, including securities representing ownership or participation in a pool of such loans. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 10% of the Fund’s assets. The Investment Manager seeks to achieve the Fund’s investment objectives by delegating the management of a substantial portion of Fund assets to a group of experienced Sub-Advisers with expertise in managing portfolios of direct loans, Direct Loan Instruments, and/or other corporate loans. The Sub-Advisers, on behalf of the Fund, will originate and/or invest in a wide range of Direct Loan Instruments and/or other corporate loans, with a focus on U.S. middle market corporate loans, and related Direct Loan Instruments. For these purposes, “middle market corporate loans” generally refers to direct loans made to a company with annual earnings (as measured by earnings before interest, taxes, depreciation and amortization, or “EBITDA”) between approximately $10 million and $100 million. The Investment Manager intends to select as Sub-Advisers a combination of investment advisers with expertise in managing portfolios of direct loans and Direct Loan Instruments (such investment advisers with direct loans and Direct Loan Instruments expertise referred to herein as “direct lending managers”) and other corporate loans with different styles to reduce the Fund’s risk exposure to any one investment style (such as a preference for various loan terms, structure or industry, borrower size (e.g., lower middle market vs. upper middle market), sponsored or non-sponsored borrower (where “sponsored borrower” refers to companies with the backing of a financial sponsor, e.g., with investment from a private equity fund, and “non-sponsored borrower” refers to companies without the backing of a financial sponsor), and loan seniority (e.g., senior secured vs. second lien)) and minimize overlap among Sub-Advisers. The engagement of each current Sub-Adviser has been approved by the Board and the initial Shareholder of the Fund. The engagement of a new Sub-Adviser will be subject to Board approval and an approval by the holders of a majority of outstanding Shares (as defined in the Investment Company Act).

6. The fourth paragraph beneath the heading “COLLATERALIZED LOAN OBLIGATIONS (“CLOs”) AND COLLATERALIZED DEBT OBLIGATIONS (“CDOs”)” within the section entitled “INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS” on page 33 of the Prospectus is deleted in its entirety and replaced with the following:

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. The Fund’s investments in (i) CLOs, (ii) CDOs, and (iii) warehouses, which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles (“Warehouses”), in each case structured as 3(c)(1) or 3(c)(7) funds, are not included for purposes of the Fund’s 10% limitation on private investment funds.

7. The following is added as the final sentence of the fifth paragraph beneath the heading “FUND EXPENSES” on page 46 of the Prospectus:

In addition, the Expense Limitation and Reimbursement Agreement provides that for the six-month period beginning on May 1, 2019, the Investment Manager has contractually agreed to lower the Expense Limit so that Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 1.60% of the average daily net assets of Class A Shares and Class I Shares (the “Additional Expense Limit”). Because taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses are excluded from the Additional Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.35% (including the 0.75% distribution and servicing fee) for Class A Shares and 1.6% for Class I Shares for the six-month period that the Additional Expense Limit is effective.

8. The following heading and accompanying paragraphs are added within the Prospectus section entitled “INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS”:

“WAREHOUSE INVESTMENT RISK. The Fund may invest in Warehouses, which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles. To finance the acquisition of a Warehouse’s assets, a financing facility (a “Warehouse Facility”) is often opened by (i) the entity or affiliates of the entity that will become the collateral manager of the CLO or CDO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO or CDO. The period from the date that a Warehouse is opened and asset accumulation begins to the date that the CLO or CDO closes is commonly referred to as the “warehousing period.” In practice, investments in Warehouses (“Warehouse Investments”) are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in special purpose vehicles that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO or CDO closing.

A Warehouse Investment generally bears the risk that (i) the warehoused assets (typically senior secured corporate loans) will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in a CLO or CDO and a loss is incurred upon their disposition, and (iii) the anticipated CLO or CDO is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular CLO or CDO may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.

There can be no assurance that a CLO or CDO related to Warehouse Investments will be consummated. In the event a planned CLO or CDO is not consummated, investors in a Warehouse (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is typically used in Warehouses, the potential risk of loss may be increased for the owners of Warehouse Investments. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in a Warehouse Investment.

The Fund may be an investor in Warehouse Investments and in CLOs or CDOs that acquire warehoused assets, including from Warehouses in which any of the Fund, other clients of a Sub-Adviser or a Sub-Adviser has directly or indirectly invested. This involves certain conflicts and risks.

The Warehouse Investments represent leveraged investments in the underlying assets of a Warehouse. Therefore, the value of a Warehouse Investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the Warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the Warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid.

Please retain this Supplement for future reference.

CLIFFWATER CORPORATE LENDING Fund

Class A Shares (CCLDX)

Class I Shares (CCLFX)

April 30, 2019

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MARCH 6, 2019

Effective April 30, 2019, the following amendment is made to the SAI:

1. All references to the Expense Limitation and Reimbursement Agreement in the SAI refer to the Amended and Restated Expense Limitation and Reimbursement Agreement dated as of April 30, 2019.

2. The following is added as the final sentence of the fourth paragraph beneath the heading “The Investment Manager” in the section entitled “INVESTMENT MANAGEMENT AND OTHER SERVICES” on page 13 of the SAI:

In addition, the Expense Limitation and Reimbursement Agreement provides that for the six-month period beginning on May 1, 2019, the Investment Manager has contractually agreed to lower the Expense Limit so that Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 1.60% of the average daily net assets of Class A Shares and Class I Shares (the “Additional Expense Limit”). Because taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses are excluded from the Additional Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.35% (including the 0.75% distribution and servicing fee) for Class A Shares and 1.60% for Class I Shares for the six-month period that the Additional Expense Limit is effective.

Please retain this Supplement for future reference.